UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.): |_| is a restatement
                                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management LLC
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

/s/Susan Chamberlain                  Chicago, IL                       07/28/08
     [Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/08

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 81

FORM 13F INFORMATION TABLE VALUE TOTAL: $1,547.488
                                        (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    49026  1244625 SH       Sole                                    1244625
Affiliated Computer Services   cs               008190100    22927   428625 SH       Sole                                     428625
AFLAC                          cs               001055102    19141   304800 SH       Sole                                     304800
American Tower                 cs               029912201    30377   718975 SH       Sole                                     718975
Apple                          cs               037833100    64778   386875 SH       Sole                                     386875
Automatic Data Processing      cs               053015103    17888   426925 SH       Sole                                     426925
BioMarin                       cs               09061g101     1337    46150 SH       Sole                                      46150
BJ Services Company            cs               055482103    18721   586125 SH       Sole                                     586125
Burlington Northern            cs               12189T104    37009   370500 SH       Sole                                     370500
Cisco Systems                  cs               17275r102    42789  1839575 SH       Sole                                    1839575
Citrix Systems                 cs               177376100    58967  2005000 SH       Sole                                    2005000
Copart, Inc.                   cs               217204106     4032    94150 SH       Sole                                      94150
Costco                         cs               22160k105    11854   169000 SH       Sole                                     169000
Covidien                       cs               G2552X108    21541   449800 SH       Sole                                     449800
CVS Caremark                   cs               126650100    24504   619250 SH       Sole                                     619250
Diageo ADR                     cs               25243Q205    17836   241450 SH       Sole                                     241450
Disney                         cs               254687106    22374   717125 SH       Sole                                     717125
Donaldson                      cs               257651109     1839    41200 SH       Sole                                      41200
eResearchTechnology            cs               29481V108     2459   141000 SH       Sole                                     141000
Estee Lauder                   cs               518439104     2415    52000 SH       Sole                                      52000
Expeditors International       cs               302130109     2354    54750 SH       Sole                                      54750
Exxon Mobil                    cs               30231G102    33703   382425 SH       Sole                                     382425
FactSet Research Systems       cs               303075105     1350    23950 SH       Sole                                      23950
Fiserv, Inc.                   cs               337738108     1597    35200 SH       Sole                                      35200
FormFactor                     cs               346375108     1558    84550 SH       Sole                                      84550
General Electric               cs               369604103     1216    45575 SH       Sole                                      45575
Genzyme Corporation            cs               372917104    27979   389250 SH       Sole                                     389250
Global Payments                cs               37940X102     2311    49600 SH       Sole                                      49600
Goldman Sachs                  cs               38141g104    12982    74225 SH       Sole                                      74225
Google                         cs               38259p508    37386    71020 SH       Sole                                      71020
Halliburton Company            cs               406216101    52738   993750 SH       Sole                                     993750
Honeywell International        cs               438516106    27620   549325 SH       Sole                                     549325
Hospira                        cs               441060100    25790   642975 SH       Sole                                     642975
Intel                          cs               458140100    27709  1290000 SH       Sole                                    1290000
International Business Machine cs               459200101    35440   299000 SH       Sole                                     299000
Intl Game Technology           cs               459902102    17028   681650 SH       Sole                                     681650
Iron Mountain                  cs               462846106     2489    93750 SH       Sole                                      93750
Jacobs Engineering Group       cs               469814107     3732    46250 SH       Sole                                      46250
Kansas City Southern           cs               485170302     3616    82200 SH       Sole                                      82200
Kohl's Corporation             cs               500255104     6978   174275 SH       Sole                                     174275
Laboratory Corporation of Amer cs               50540R409    24127   346500 SH       Sole                                     346500
Linear Technology              cs               535678106     1438    44150 SH       Sole                                      44150
McCormick & Co.                cs               579780206     1935    54250 SH       Sole                                      54250
McKesson Corporation           cs               58155q103    26708   477700 SH       Sole                                     477700
Microsoft                      cs               594918104    54654  1986707 SH       Sole                                    1986707
MSC Industrial Direct          cs               553530106    14725   333825 SH       Sole                                     333825
Noble Corporation              cs               G65422100    29385   452350 SH       Sole                                     452350
Occidental Petroleum           cs               674599105    52195   580850 SH       Sole                                     580850
Omnicom Group                  cs               681919106     2410    53700 SH       Sole                                      53700
optionsXpress                  cs               684010101     2402   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1740    55625 SH       Sole                                      55625
PepsiCo                        cs               713448108    38373   603450 SH       Sole                                     603450
Portfolio Recovery Associates  cs               73640q105      906    24150 SH       Sole                                      24150
Praxair                        cs               74005p104    17863   189550 SH       Sole                                     189550
Procter & Gamble               cs               742718109    32579   535750 SH       Sole                                     535750
QUALCOMM                       cs               747525103    18830   424375 SH       Sole                                     424375
Questar Corporation            cs               748356102    29517   415500 SH       Sole                                     415500
Range Resources                cs               75281A109     5309    81000 SH       Sole                                      81000
Roper Industries               cs               776696106    27092   411225 SH       Sole                                     411225
Ross Stores                    cs               778296103     1724    48550 SH       Sole                                      48550
Schering-Plough                cs               806605101    36716  1864700 SH       Sole                                    1864700
Southwestern Energy            cs               845467109    41187   865100 SH       Sole                                     865100
St. Mary Land & Exploration    cs               792228108     3503    54200 SH       Sole                                      54200
Staples                        cs               855030102    19072   803025 SH       Sole                                     803025
Suntech Power ADR              cs               86800c104    39278  1048525 SH       Sole                                    1048525
Symantec Corporation           cs               871503108    17207   889250 SH       Sole                                     889250
TD Ameritrade                  cs               87236y108    25898  1431600 SH       Sole                                    1431600
Terex                          cs               880779103    10506   204525 SH       Sole                                     204525
Tiffany & Co.                  cs               886547108     1333    32700 SH       Sole                                      32700
Total Systems Services         cs               891906109      857    38550 SH       Sole                                      38550
United Technologies            cs               913017109    17242   279450 SH       Sole                                     279450
UPS                            cs               911312106    19912   323925 SH       Sole                                     323925
VCA Antech                     cs               918194101     1536    55300 SH       Sole                                      55300
Visa                           cs               92826c839    11957   147050 SH       Sole                                     147050
W-H Energy                     cs               92925e108     2532    26450 SH       Sole                                      26450
Wal-Mart Stores                cs               931142103    13775   245100 SH       Sole                                     245100
Waters Corporation             cs               941848103     3038    47100 SH       Sole                                      47100
Willis Group Holdings          cs               G96655108     1062    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    67677   987839 SH       Sole                                     987839
Yum! Brands                    cs               988498101    30289   863175 SH       Sole                                     863175
Zebra Technologies             cs               989207105     1609    49300 SH       Sole                                      49300